Other equity interest - Summary of Other Equity Interest (Detail) $ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of Other Equity Interest [Line Items]
Ending balance	$ 19,802	$ 705
Financial statements translation differences of foreign operations [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	(89,682)		$ 14,516	$ 65,593
Adjust Balance on Other Equity Interest				65,593
Currency translation differences - The company	28,352		(104,198)	(51,077)
Ending balance	(61,330)		(89,682)	14,516
Unrealized gain (loss) on valuation of financial assets at fair value through other comprehensive income [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	66,386		106,898
Effect on initial application of IFRS 9				42,843
Adjust Balance on Other Equity Interest				42,843
Evaluation adjustment - The Company	140,199		(52,549)	85,022
Evaluation adjustment - Associates	22,925		5,093	(2,438)
Evaluation adjustment related tax - The Company	(34,794)		7,016	(18,529)
Disposal of investment accounted for using equity method			(72)
Ending balance	194,716		66,386	106,898
Unrealized gain on valuation of available -for-sale financial assets [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance				678
Effect on initial application of IFRS 9				(678)
Unearned employee awards [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance			(1,701)	(54,570)
Effect on initial application of IFRS 9				0
Adjust Balance on Other Equity Interest				(54,570)
Employee restricted shares - The company			1,701	52,869
Ending balance				(1,701)
Other reserves [member]
Disclosure of Other Equity Interest [Line Items]
Beginning balance	(23,296)		119,713	11,701
Effect on initial application of IFRS 9				42,165
Adjust Balance on Other Equity Interest				53,866
Currency translation differences - The company	28,352		(104,198)	(51,077)
Employee restricted shares - The company	140,199		1,701	52,869
Evaluation adjustment - The Company			(52,549)	85,022
Evaluation adjustment - Associates	22,925		5,093	(2,438)
Evaluation adjustment related tax - The Company	(34,794)		7,016	(18,529)
Disposal of investment accounted for using equity method			(72)
Ending balance	$ 133,386		$ (23,296)	$ 119,713